Provisions - Narrative (Details) $ in Millions, $ in Millions, XOF in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 XOF	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 XOF	Dec. 31, 2024 CAD ($)
Disclosure of other provisions [line items]
Restricted cash	$ 71.0			$ 68.4
Letters of credit
Disclosure of other provisions [line items]
Uncollateralized, borrowings	200.3
Westwood division
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations	163.6		$ 224.3	142.5		$ 205.3
Cote Gold Project
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations	36.7		$ 50.4	35.0		50.4
Uncollateralized, borrowings	200.3
Westwood and Côté Gold | Letters of credit
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations				7.4		$ 10.6
Westwood and Côté Gold | Cash Collateral
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations	0.0			10.9
Essakane
Disclosure of other provisions [line items]
Restricted cash	$ 68.0	XOF 38.0		$ 54.6	XOF 34.6